Basis of Presentation (Tables)	9 Months Ended
Sep. 30, 2014
Basis of Presentation [Abstract]
Schedule Of Net Proceeds And Use Of Proceeds In Connection With The Initial Public Offering

(In millions)
Net Proceeds
Gross proceeds	$702
Underwriting discounts and commissions	(35)
Offering expenses	(4)
Net Proceeds	$663

(In millions)
Use of Proceeds
Partial redemption of 8% 2020 Notes(1)	$234
Partial redemption of 7% 2020 Notes(1)	289
Principal payment of Old Term Facilities(1)	120
Consulting agreement termination fees(2)	21
Use of Proceeds	$663

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(1)	See Note 10 for further details of the total debt reduction of $835 million in July 2014.

(2)	See Note 15 for further details on the termination of the consulting agreements.